Consolidated Balance Sheets (Parenthetical) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	R$ 1,870,350	R$ 1,342,211
Preferred shares, par value
Preferred shares, authorized	157,727,000	157,727,000
Preferred shares, issued	155,915,000	155,915,000
Preferred shares, outstanding	155,915,000	155,915,000
Common shares, par value
Common shares, authorized	2,298,247,000
Common shares, issued	2,266,217,000	519,752,000
Common shares, outstanding	2,266,217,000	519,752,000